Valuation of derivatives, interest cost from labor obligations and other financial items, net (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Valuation of derivatives, interest cost from labor obligations and other financial items, net [Abstract]
Gain in valuation of derivatives, net	$ (2,243,326)	$ 7,534,273	$ 316,386	$ 5,165,037
Capitalized interest expense	417,835	408,908	1,107,471	1,133,273
Commissions	(311,332)	(283,297)	(1,036,648)	(814,363)
Interest cost of labor obligations	(4,432,098)	(3,773,999)	(13,325,841)	(11,286,102)
Contractual earn-out from business combination	0	0	0	14,856
Interest expense on taxes	(159,067)	16,251	(287,610)	(135,263)
Recognized dividend income	742,663	772,550	2,288,735	1,986,090
Impairment to notes receivable from joint venture	0	(704,553)	0	(3,730,438)
Loss on exchange of KPN shares	0	0	0	(2,461,000)
Payment of Tax Compensations	0	0	0	(293,365)
Allowance of doubtful accounts	0	(348,170)	(864,752)	(961,745)
Commissions and other interest	(105,148)	(498,622)	(1,185,053)	(1,263,019)
Gain on net monetary positions	480,419	5,211,676	3,682,929	24,344,026
Other financial cost	(299,582)	(612,698)	(1,122,078)	(1,156,845)
Total	$ (5,909,636)	$ 7,722,319	$ (10,426,461)	$ 10,541,142